Condensed Statements of Changes in Stockholders' Equity/(Deficit) - USD ($) $ in Thousands	Parent Investment [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B-1 Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2020	$ 1,169						$ (1,169)
Balance, shares at Dec. 31, 2020
Issuance of capital shares upon Company formation
Issuance of capital shares upon Company formation, shares		8,750,000
Capital contributions	292								292
Net loss							(1,582)		(1,582)
Balance at Dec. 31, 2021	1,461						(2,751)		(1,290)
Balance, shares at Dec. 31, 2021		8,750,000
Net loss							(3,597)		(3,597)
Issuance of Non-Voting Common Stock to Parent company members					$ 1	(1)
Issuance of Non-Voting Common Stock to Parent company members, shares					28,179,592
Stock-based compensation expense						233			233
Stock-based compensation expense, shares					51,250
Balance at Sep. 30, 2022	1,461				$ 1	232	(6,348)		(4,654)
Balance, shares at Sep. 30, 2022		8,750,000			28,230,842
Balance at Dec. 31, 2021	1,461						(2,751)		(1,290)
Balance, shares at Dec. 31, 2021		8,750,000
Net loss							(5,121)		(5,121)
Issuance of Non-Voting Common Stock to Parent company members					$ 1	(1)
Issuance of Non-Voting Common Stock to Parent company members, shares					28,179,592
Issuance of Series “B” Preferred shares						2,150			2,150
Issuance of Series "B" Preferred shares, shares			381,658
Stock-based compensation expense						265			265
Stock-based compensation expense, shares					51,250
Balance at Dec. 31, 2022	1,461				$ 1	2,414	(7,872)		(3,996)
Balance, shares at Dec. 31, 2022		8,750,000	381,658		28,230,842
Net loss							(6,768)		(6,768)
Issuance of Non-Voting Common Stock to Parent company members								$ 4,620
Issuance of Non-Voting Common Stock to Parent company members, shares								890,310
Stock-based compensation expense						1,333			1,333
Sale of Series “B” Preferred Stock shares, net of direct costs						14,945			14,945
Sale of Series "B" Preferred Stock shares, net of direct costs, shares			2,570,394
Sale of Series “B-1” Preferred Stock shares, net of direct costs						1,193			1,193
Sale of Series "B-1" Preferred Stock shares, net of direct costs, shares				74,922
Issuance of Series “B” Preferred Stock shares for conversion of Notes and accrued interest						6,404			6,404
Issuance of Series "B" Preferred Stock shares for conversion of Notes and accrued interest, shares			1,219,393
Deemed dividend related to ROFN Agreement derivative liability	(1,461)					(1,112)			(2,573)
Balance at Sep. 30, 2023					$ 1	$ 25,177	$ (14,640)		$ 10,538
Balance, shares at Sep. 30, 2023		8,750,000	4,171,445	74,922	28,230,842